Trade and other receivables	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Trade and other receivables
10.	Trade and other receivables

	December 31, 2018	December 31, 2017

Trade receivables and other	$14,623	$16,270
Due from related parties (Note 22)	15,641	12,819
	$30,264	$29,089